Business combinations	6 Months Ended
Jun. 30, 2021
Business combinations [Abstract]
Business combinations
Note 5. – Business combinations
For the six-month period ended June 30, 2021

On January 6, 2021, the Company completed its second investment through its Chilean renewable energy platform in a 40 MW solar PV plant, Chile PV 2, located in Chile, for approximately $5 million. Atlantica has control over Chile PV 2 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 2 has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interests.
On January 8, 2021, the Company completed the purchase of an additional 42.5% stake in Rioglass, a supplier of spare parts and services in the solar industry, increasing its stake from 15% to 57.5% and gaining control over the business under IFRS 10, Consolidated Financial Statements. The purchase price paid was $8.4 million, and the Company paid an additional $3.6 million (deductible from the final payment) for an option to acquire the remaining 42.5% under the same conditions until September 2021. After that date, the seller also had an option to sell (Put option) the 42.5% under the same conditions, which is accounted for by the Company as a liability in accordance with IAS 32, Financial Instruments: Presentation, for $4.8 million as of June 30, 2021. The acquisition of Rioglass has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. On July 22, 2021, the Company exercised the option to acquire the remaining stake of 42.5%. Rioglass is included within the Renewable energy sector and EMEA geography.

On April 7, 2021, the Company closed the acquisition of Coso, a 135 MW renewable asset in California. The purchase price paid was $130 million. Atlantica has control over Coso under IFRS 10, Consolidated Financial Statements and its acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations.

On May 14, 2021, the Company closed the acquisition of Calgary District Heating, an approximately 55 MWt district heating asset in Canada. The purchase price paid was approximately $22.5 million. The acquisition has been accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations. Calgary District Heating is included within the Efficient natural gas & Heat sector and North America geography.

The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

	Business combinations for the six-month period ended June 30, 2021
	($ in thousands)
	Coso	Other	Total
Contracted concessional assets	381,160	104,384	485,544
Deferred tax asset	-	4,339	4,339
Other non-current assets	11,024	2,062	13,086
Cash & cash equivalents	6,363	14,685	21,048
Other current assets	16,371	44,685	61,056
Non-current Project debt	(248,544)	(35,651)	(284,195)
Current Project debt	(13,415)	(24,451)	(37,866)
Other current and non-current liabilities	(22,960)	(54,444)	(77,404)
Non-controlling interests	-	(8,287)	(8,287)
Total net assets acquired at fair value	130,000	47,321	177,321
Asset acquisition – purchase price paid	(130,000)	(39,383)	(169,383)
Fair value of previously held 15% stake in Rioglass	-	(3,048)	(3,048)
Liability for the Put option held by the seller of Rioglass	-	(4,890)	(4,890)
Net result of business combinations	-	-	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase price is provisional as of June 30, 2021 and amounts indicated above may be adjusted during the measurement period to reflect new information obtained about facts and circumstances that existed at the acquisition date that, if known, would have affected the amounts recognized as of June 30, 2021. The measurement period will not exceed one year from the acquisition dates. In April 2021, the provisional period for the purchase price allocation of Chile PV 1 closed and did not result in significant adjustments to the initial amounts recognized.
The amount of revenue contributed by the acquisitions performed during the six-month period ended June 30, 2021 to the Consolidated Condensed Interim Financial Statements of the Company as of June 30, 2021 is $79.5 million, and the amount of loss after tax is $5.7 million. Had the acquisitions been consolidated from January 1, 2021, the consolidated statement of comprehensive income would have included additional revenue of $13.3 million and additional loss after tax of $1.1 million.
For the year ended December 31, 2020
On April 3, 2020, the Company completed the first investment made through the renewable energy platform it created in Chile with financial partners, which comprised a 55 MW solar PV plant, Chile PV 1, located in Chile for approximately $4 million. Atlantica has control over Chile PV 1 under IFRS 10, Consolidated Financial Statements. The acquisition of Chile PV 1 was accounted for in these Consolidated Condensed Interim Financial Statements in accordance with IFRS 3, Business Combinations, showing 65% of non-controlling interest.
On May 31, 2020, the Company obtained control over the Board of Directors of Befesa Agua Tenes which owns a 51% stake in Tenes, a water desalination plant in Algeria and therefore controls the asset. The total investment, in the form of a secured loan agreement to be reimbursed through a full cash-sweep of all the dividends to be received from the asset, amounted to approximately $19 million as of May 31, 2020. The acquisition was accounted for in these Consolidated Condensed Interim Financial Statements of Atlantica, in accordance with IFRS 3, Business Combinations, showing 49% of non-controlling interests.
The fair value of assets and liabilities consolidated at the effective acquisition date is shown in the following table:

Business combinations for the year-ended December 31, 2020
($ in thousands)
Contracted concessional assets	172,321
Other non-current assets	356
Cash & cash equivalents	17,646
Other current assets	31,422
Non-current Project debt	(149,585)
Current Project debt	(8,680)
Other current and non-current liabilities	(15,561)
Non-controlling interests	(25,308)
Total net assets acquired at fair value	22,610
Asset acquisition - purchase price	(22,610)
Net result of business combinations	-

The purchase price equals the fair value of the net assets acquired.
The allocation of the purchase prices is provisional until one year from the acquisition dates. No significant adjustments were made in 2021 to the fair value of assets and liabilities at the effective acquisition date during the measurement period.
The amount of revenue contributed by the acquisitions performed during 2020 to the consolidated financial statements of the Company for the year 2020 was $22.5 million, and the amount of profit after tax was $6.3 million. Had the acquisitions been consolidated from January 1, 2020, the consolidated statement of comprehensive income would have included additional revenue of $14.7 million and additional profit after tax of $3.7 million.